Financial Information for Guarantors and Non-Guarantors - Guarantor Condensed Consolidating Cash Flow Statement (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net cash (used in) provided by operating activities	$ 97	$ 14	$ 23
Investing activities
Proceeds from sales of assets	4	9	1
Investment in companies, net of cash acquired		(1)	(51)
Proceeds from sale of affiliates			11
Change in restricted cash		5	(3)
Additions to property, plant and equipment	(27)	(55)	(52)
Other investing activities		3	(4)
Net cash used in investing activities	(23)	(39)	(98)
Financing activities
Net decrease in other short-term debt	(4)	(6)	13
Proceeds from other debt		20	2
Proceeds from Subordinated Notes			100
Payments of other debt	(2)	(10)
Repayment of Secured Notes	(23.0)		(23.0)
Capital contribution		2	3
Net payments of ABL Revolver	(110)	20
Cash related to the deconsolidation of BPI	(11)
Proceeds from BPI's new credit facility	76.0
Payment of deferred financing costs	(1)		(5)
Purchase of noncontrolling interest	(3)		(24)
Net cash provided by (used in) financing activities	(78)	26	66
Effect of exchange rates on cash	1	(2)	(1)
Change in cash and cash equivalents	(3)	(1)	(10)
Cash and cash equivalents at beginning of the period	54	55	65
Cash and cash equivalents at end of the period	51	54	55
Parent [Member]
Operating activities
Net cash (used in) provided by operating activities
Investing activities
Proceeds from sales of assets
Investment in companies, net of cash acquired
Proceeds from sale of affiliates
Change in restricted cash
Additions to property, plant and equipment
Other investing activities
Net cash used in investing activities
Financing activities
Net decrease in other short-term debt
Proceeds from other debt
Proceeds from Subordinated Notes
Payments of other debt
Repayment of Secured Notes
Capital contribution
Net payments of ABL Revolver
Cash related to the deconsolidation of BPI
Proceeds from BPI's new credit facility
Payment of deferred financing costs
Purchase of noncontrolling interest
Net cash provided by (used in) financing activities
Effect of exchange rates on cash
Change in cash and cash equivalents
Cash and cash equivalents at beginning of the period
Cash and cash equivalents at end of the period
Issuer [Member]
Operating activities
Net cash (used in) provided by operating activities	151	(20)	(57)
Investing activities
Proceeds from sales of assets
Investment in companies, net of cash acquired
Proceeds from sale of affiliates			11
Change in restricted cash
Additions to property, plant and equipment			(2)
Other investing activities
Net cash used in investing activities			9
Financing activities
Net decrease in other short-term debt
Proceeds from other debt
Proceeds from Subordinated Notes			100
Payments of other debt
Repayment of Secured Notes	(23.0)		(23.0)
Capital contribution
Net payments of ABL Revolver	(110)	20
Cash related to the deconsolidation of BPI
Proceeds from BPI's new credit facility
Payment of deferred financing costs	(1)		(5)
Purchase of noncontrolling interest	(3)		(24)
Net cash provided by (used in) financing activities	(136)	20	48
Effect of exchange rates on cash
Change in cash and cash equivalents	14
Cash and cash equivalents at beginning of the period	9	9	9
Cash and cash equivalents at end of the period	23	9	9
Guarantor [Member]
Operating activities
Net cash (used in) provided by operating activities	(58)	11	75
Investing activities
Proceeds from sales of assets	1
Investment in companies, net of cash acquired		(1)	(51)
Proceeds from sale of affiliates
Change in restricted cash
Additions to property, plant and equipment	(8)	(16)	(17)
Other investing activities		3	(4)
Net cash used in investing activities	(7)	(14)	(72)
Financing activities
Net decrease in other short-term debt
Proceeds from other debt
Proceeds from Subordinated Notes
Payments of other debt
Repayment of Secured Notes
Capital contribution
Net payments of ABL Revolver
Cash related to the deconsolidation of BPI	(11)
Proceeds from BPI's new credit facility	76.0
Payment of deferred financing costs
Purchase of noncontrolling interest
Net cash provided by (used in) financing activities	65
Effect of exchange rates on cash
Change in cash and cash equivalents		(3)	3
Cash and cash equivalents at beginning of the period		3
Cash and cash equivalents at end of the period			3
Non-Guarantor [Member]
Operating activities
Net cash (used in) provided by operating activities	4	23	5
Investing activities
Proceeds from sales of assets	3	9	1
Investment in companies, net of cash acquired
Proceeds from sale of affiliates
Change in restricted cash		5	(3)
Additions to property, plant and equipment	(19)	(39)	(33)
Other investing activities
Net cash used in investing activities	(16)	(25)	(35)
Financing activities
Net decrease in other short-term debt	(4)	(6)	13
Proceeds from other debt		20	2
Proceeds from Subordinated Notes
Payments of other debt	(2)	(10)
Repayment of Secured Notes
Capital contribution		2	3
Net payments of ABL Revolver
Cash related to the deconsolidation of BPI
Proceeds from BPI's new credit facility
Payment of deferred financing costs
Purchase of noncontrolling interest
Net cash provided by (used in) financing activities	(6)	6	18
Effect of exchange rates on cash	1	(2)	(1)
Change in cash and cash equivalents	(17)	2	(13)
Cash and cash equivalents at beginning of the period	45	43	56
Cash and cash equivalents at end of the period	28	45	43
Eliminations [Member]
Operating activities
Net cash (used in) provided by operating activities
Investing activities
Proceeds from sales of assets
Investment in companies, net of cash acquired
Proceeds from sale of affiliates
Change in restricted cash
Additions to property, plant and equipment
Other investing activities
Net cash used in investing activities
Financing activities
Net decrease in other short-term debt
Proceeds from other debt
Proceeds from Subordinated Notes
Payments of other debt
Repayment of Secured Notes
Capital contribution
Net payments of ABL Revolver
Cash related to the deconsolidation of BPI
Proceeds from BPI's new credit facility
Payment of deferred financing costs
Purchase of noncontrolling interest
Net cash provided by (used in) financing activities
Effect of exchange rates on cash
Change in cash and cash equivalents
Cash and cash equivalents at beginning of the period
Cash and cash equivalents at end of the period